Fair Value Measurements - Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 10, 2013
Fair Value Measurements [Line Items]
Vessel impairment loss	$ 0	$ 0	$ 303,219
Star Cosmo
Fair Value Measurements [Line Items]
Vessel impairment loss			45,838
Star Delta
Fair Value Measurements [Line Items]
Vessel impairment loss			35,836
Star Epsilon
Fair Value Measurements [Line Items]
Vessel impairment loss			36,756
Star Gamma
Fair Value Measurements [Line Items]
Vessel impairment loss			36,033
Star Kappa
Fair Value Measurements [Line Items]
Vessel impairment loss			39,115
Star Omicron
Fair Value Measurements [Line Items]
Vessel impairment loss			39,841
Star Theta
Fair Value Measurements [Line Items]
Vessel impairment loss			36,784
Star Zeta
Fair Value Measurements [Line Items]
Vessel impairment loss			29,811
Star Sigma
Fair Value Measurements [Line Items]
Vessel value				8,354
Vessel impairment loss			3,205
Significant Other Observable Inputs (Level 2)
Fair Value Measurements [Line Items]
Vessel value			123,500
Significant Other Observable Inputs (Level 2) | Star Cosmo
Fair Value Measurements [Line Items]
Vessel value			14,000
Significant Other Observable Inputs (Level 2) | Star Delta
Fair Value Measurements [Line Items]
Vessel value			12,000
Significant Other Observable Inputs (Level 2) | Star Epsilon
Fair Value Measurements [Line Items]
Vessel value			13,000
Significant Other Observable Inputs (Level 2) | Star Gamma
Fair Value Measurements [Line Items]
Vessel value			14,000
Significant Other Observable Inputs (Level 2) | Star Kappa
Fair Value Measurements [Line Items]
Vessel value			13,500
Significant Other Observable Inputs (Level 2) | Star Omicron
Fair Value Measurements [Line Items]
Vessel value			17,750
Significant Other Observable Inputs (Level 2) | Star Theta
Fair Value Measurements [Line Items]
Vessel value			15,000
Significant Other Observable Inputs (Level 2) | Star Zeta
Fair Value Measurements [Line Items]
Vessel value			15,250
Significant Other Observable Inputs (Level 2) | Star Sigma
Fair Value Measurements [Line Items]
Vessel value			$ 9,000